Subordinated liabilities - Dated (Details)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 12,404,000,000					£ 16,033,000,000
External issuances by other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	311,000,000					146,000,000
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m), Due 2028 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,283,000,000					1,384,000,000
Interest rate	2.00%	2.00%	2.00%	2.00%	2.00%
Notional contract amount | €			€ 1,500,000,000
4.375% Fixed Rate Subordinated Notes due 2024 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 974,000,000					990,000,000
Interest rate	4.375%	4.375%	4.375%	4.375%	4.375%
Notional contract amount | $		$ 1,250,000,000
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 483,000,000					504,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount	£ 500,000,000
3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 113,000,000					119,000,000
Interest rate	3.75%	3.75%	3.75%	3.75%	3.75%
Notional contract amount | $				$ 200,000,000
5.20% Fixed Rate Subordinated Notes due 2026 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,564,000,000					1,610,000,000
Interest rate	5.20%	5.20%	5.20%	5.20%	5.20%
Notional contract amount | $		$ 2,050,000,000
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 833,000,000					0
Interest rate	1.125%	1.125%	1.125%	1.125%	1.125%
Notional contract amount | €			€ 1,000,000,000
4.836% Fixed Rate Subordinated Callable Notes due 2028 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,564,000,000					1,627,000,000
Interest rate	4.836%	4.836%	4.836%	4.836%	4.836%
Notional contract amount | $		$ 2,000,000,000
5.088% Fixed-to-Floating Rate Subordinated Notes due 2030 | Fixed-to-Floating Interest Rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,162,000,000					1,213,000,000
Interest rate	5.088%	5.088%	5.088%	5.088%	5.088%
Notional contract amount | $		$ 1,500,000,000
3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 696,000,000					703,000,000
Interest rate	3.564%	3.564%	3.564%	3.564%	3.564%
Notional contract amount | $		$ 1,000,000,000
3.811% Fixed Rate Resetting Subordinated Callable Notes due 2042 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 782,000,000					0
Interest rate	3.811%	3.811%	3.811%	3.811%	3.811%
Notional contract amount | $		$ 1,000,000,000
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					£ 1,427,000,000
Interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Notional contract amount | €								€ 1,500,000,000
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					£ 221,000,000
Interest rate	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Subordinated Floating Rate Notes (EUR 100m), Due 2021 | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					£ 90,000,000
Notional contract amount | €								€ 100,000,000
10% Fixed Rate Subordinated Notes, Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					£ 2,108,000,000
Interest rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 0					£ 1,101,000,000
Interest rate	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%
Notional contract amount | $							$ 1,521,000,000
Subordinated Floating Rate Notes (EUR 50m), Due 2022 | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 42,000,000					£ 45,000,000
Notional contract amount | €			€ 50,000,000
6.625% Fixed Rate Subordinated Notes (EUR 1,000m), Due 2022 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 889,000,000					982,000,000
Interest rate	6.625%	6.625%	6.625%	6.625%	6.625%
Notional contract amount | €			€ 1,000,000,000
7.625% Contingent Capital Notes (USD 3,000m), Due 2022 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 1,133,000,000					1,132,000,000
Interest rate	7.625%	7.625%	7.625%	7.625%	7.625%
Notional contract amount | $		$ 3,000,000,000
Subordinated Floating Rate Notes (EUR 50m), Due 2023 BCS23C | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 42,000,000					45,000,000
Notional contract amount | €			€ 50,000,000
5.75% Fixed Rate Subordinated Notes, Due 2026 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 322,000,000					351,000,000
Interest rate	5.75%	5.75%	5.75%	5.75%	5.75%
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m), Due 2027 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 97,000,000					108,000,000
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%
Notional contract amount | ¥					¥ 15,000,000,000
6.33% Subordinated Notes, Due 2032 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 59,000,000					64,000,000
Interest rate	6.33%	6.33%	6.33%	6.33%	6.33%
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 57,000,000					£ 61,000,000
Notional contract amount | €			€ 68,000,000